Summary of significant accounting policies - Schedule of Financial Statement Amounts and Balances of the VIEs (Detail)	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,062,524,000			$ 291,931,000	¥ 1,113,193,000
Restricted cash	6,175,000			874,000	1,392,000
Accounts receivable, net	63,486,000			8,986,000	61,708,000
Amount due from related parties	52,415,000			7,419,000	51,936,000
Other current assets	40,052,000				17,686,000
Property and equipment, net	118,489,000			16,771,000	96,686,000
Intangible assets, net	66,078,000			9,353,000	45,085,000
Investments	430,551,000			60,941,000	379,424,000
Total assets	12,177,656,000			1,723,635,000	11,366,550,000
LIABILITIES
Accounts payable	34,714,000			4,913,000	3,725,000
Deferred revenue	560,789,000				845,966,000
Amounts due to related parties	238,495,000			33,757,000	79,032,000
Lease liabilities	90,798,000				101,988,000	¥ 91,654,000
Total liabilities	2,768,470,000			391,851,000	2,681,700,000
Income Statement
Net revenue	5,109,192,000	$ 723,159,000	¥ 3,641,939,000
Net income	377,984,000	53,499,000	185,261,000
Statement of Cash Flows
Net cash provided by operating activities	647,263,000	91,612,000	1,071,562,000
Net cash used in investing activities	279,447,000	39,553,000	(2,561,831,000)
Net cash used in provided by financing activities	18,364,000	2,599,000	2,124,019,000
Douyu [Member]
ASSETS
Cash and cash equivalents	6,381,495,234		4,399,996,338	903,242,025	8,091,990,270
Restricted cash	10,702,719		0	1,514,872	42,902,719
Short-term bank deposits	1,696,695,000			240,151,590	0
Short-term investments	14,154,082			100,000,000	0
Accounts receivable, net	160,610,476			22,732,937	188,099,873
Prepayments	98,523,752			13,945,132	50,304,112
Amount due from related parties	40,533,442			5,737,136	24,043,850
Other current assets	178,743,606			25,299,515	204,309,593
Property and equipment, net	35,235,840			4,987,309	38,909,465
Intangible assets, net	188,537,894			26,685,807	198,056,841
Right-of-use assets	85,515,963			12,103,999	0
Investments	481,671,468			68,176,171	225,533,885
Other non-current assets	17,170,800			2,430,369	8,546,843
Total assets	9,489,467,994			1,343,147,016	9,103,670,339
LIABILITIES
Accounts payable	1,078,539,829			152,657,405	890,038,953
Advances from customers	13,274,947			1,878,947	17,134,532
Deferred revenue	182,658,465			25,853,628	195,982,486
Accrued expenses and other current liabilities	297,497,982			42,108,106	392,347,124
Amounts due to related parties	263,965,885			37,361,946	298,733,022
Lease liabilities	82,761,859
Total liabilities	1,958,772,569			$ 277,246,263	1,840,306,465
Income Statement
Net revenue	4,786,187,829	677,440,918	3,361,852,523
Net income	573,796,451	81,215,617	41,307,277
Statement of Cash Flows
Net cash provided by operating activities	753,022,028	106,583,350	308,021,604
Net cash used in investing activities	(2,041,025,854)	$ (288,888,460)	(103,223,558)
Variable Interest Entities [Member] | Douyu [Member]
ASSETS
Cash and cash equivalents	1,038,051,244				826,481,128
Restricted cash	10,702,719				42,902,719
Short-term bank deposits	210,000,000				0
Short-term investments	100,000,000				0
Accounts receivable, net	145,180,777				176,599,681
Prepayments	86,910,348				12,982,856
Amount due from related parties	14,506,399				13,431,477
Other current assets	110,159,776				82,405,807
Property and equipment, net	13,471,546				17,794,907
Intangible assets, net	141,176,528				130,272,386
Right-of-use assets	45,952,175				0
Investments	326,144,439				147,033,947
Other non-current assets	4,654,226				1,918,598
Total assets	2,246,910,177				1,451,823,506
LIABILITIES
Accounts payable	1,003,180,314				794,266,492
Advances from customers	9,063,666				16,975,882
Deferred revenue	169,300,598				181,250,993
Accrued expenses and other current liabilities	145,075,307				177,228,742
Amounts due to related parties	246,941,064				59,693,186
Lease liabilities	43,926,131				0
Total liabilities	1,617,487,080				¥ 1,229,415,295
Income Statement
Net revenue	4,733,053,396		3,334,443,811
Net income	890,624,128		435,102,934
Statement of Cash Flows
Net cash provided by operating activities	692,412,433		81,657,219
Net cash used in investing activities	(513,042,317)		(14,473,970)
Net cash used in provided by financing activities	¥ 0		¥ (1,363,044,149)